Sensitivity analysis for provisions assumptions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	₩ (292)	₩ (527)
0.1% Decrease	293	530
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	295	534
0.1% Decrease	(294)	(532)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(326,926)	(316,184)
0.1% Decrease	336,928	325,828
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	357,676	346,082
0.1% Decrease	(347,450)	(336,182)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(51,558)	(51,607)
0.1% Decrease	53,571	53,621
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	54,345	54,396
0.1% Decrease	₩ (52,375)	₩ (52,424)